Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Recognized In Profit or Loss
29.1 Income tax recognized in profit or loss

TCHF	2022	2021
Current tax
Current tax expense for the year	—	—
Adjustments in current tax of prior years	—	—

	—	—

Deferred tax
Deferred tax (income)/expense recognized in the year	(4,977)	(820)
Write-down of deferred tax assets	1,451	—

	(3,526)	(820)

Net income tax gain	(3,526)	(820)

Summary of Detailed Information About Reconciliation of Effective and Applicable Income Tax Expenses
The following table provides a reconciliation between the income tax income recognized for the year and the tax calculated by applying the applicable tax rates on the net result before income taxes.

TCHF	2022	2021
Loss before tax	(54,316)	(35,525)
Income tax expense calculated at 13.99% (2021: 13.99%)	(7,599)	(4,970)
Unrecognized deferred tax assets during the year	4,235	4,392
Write-down of deferred tax assets	1,451	—
Effect of deferred tax balances due to difference in applicable tax rates	(802)	(178)
Effect of net (income)/expense that is not added/(deductible)	(811)	(64)

Income tax recognized in the current year	(3,526)	(820)

Summary of Temporary Difference, Unused Tax Losses And Unused Tax Credits
The following table sets out the changes in deferred tax assets and liabilities:

2022 TCHF	Opening balance	Recognized in OCI	Recognized in profit or loss	Closing balance
Tax losses	1,206	—	(711)	495
Defined benefit obligation	247	—	(247)	—
Intangible assets	280	—	(280)	—
Leases	4	—	(4)	—

Total deferred tax assets	1,737	—	(1,242)	495

Intangible assets	25,504	—	(4,768)	20,736

Total deferred tax liabilities	25,504	—	(4,768)	20,736

2021 TCHF	Opening balance	Business combination	Recognized in OCI	Recognized in profit or loss	Closing balance
Tax losses	—	615	—	591	1,206
Defined benefit obligation	—	272	(29)	4	247
Intangible assets	—	309	—	(29)	280
Financial instruments	—	40	—	(40)	—
Leases	—	3	—	1	4

Total deferred tax assets	—	1,239	(29)	527	1,737

Intangible assets	4,309	21,488	—	(293)	25,504

Total deferred tax liabilities	4,309	21,488	—	(293)	25,504

Summary of Detailed Information About Unrecognized Deferred Tax Assets
The Group did not capitalize deferred tax assets from carryforward tax losses located in companies of the Group for which the availability of future taxable profits is uncertain. The cumulated tax losses on which no deferred tax assets have been capitalized will expire as follows:

TCHF	2022	2021
Within one year	7,833	33,389
Later than one year and not later than five years	70,009	53,506
More than five years	67,016	49,466

Total tax losses carry forward	144,858	136,361